UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Origin Asset Management LLP
Address:    One Carey Lane
            London EC2V 8AE
            United Kingdom

13 File Number: 028-13785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lindsay James Johnston
Title:  Partner and Chief Compliance Officer
Phone:   020 7812 8505
Signature, Place and Date of Signing

/s/ L. J. Johnston          London, United Kingdom            May 10, 2013
------------------          ----------------------            ------------
[Signature]                 [City, State]                     [Date]


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    76 Data Records

Form 13F Information Table Value Total:    $1,164,691
                                           (thousands)

List of Other Included Managers:  N/A



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                                                     FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
                             TITLE OF                VALUE    SHRS OR    SH/  PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER               CLASS         CUSIP    (X$1000)  PRN AMT    PRN  CALL   DISCRETION   MANAGER    SOLE      SHARED   NONE
QUALCOMM INC                  COM        747525103   43,164   644,719    SH             SOLE               644,719
MATTEL INC                    COM        577081102   38,551   880,372    SH             SOLE               880,372
CELGEN CORP                   COM        151020104   38,161   329,230    SH             SOLE               329,230
BLACKROCK INC                 COM        09247X101   33,009   128,500    SH             SOLE               128,500
DISCOVER FINL SVCS            COM        254709108   31,331   698,730    SH             SOLE               698,730
CIGNA CORP                    COM        125509109   30,898   495,400    SH             SOLE               495,400
JP MORGAN CHASE & CO          COM        46625H100   30,199   636,300    SH             SOLE               636,300
ROPER INDS INC NEW            COM        776696106   28,244   221,854    SH             SOLE               221,854
CHEVRON CORP NEW              COM        166764100   27,629   232,525    SH             SOLE               232,525
HOLLYFRONTIER CORP            COM        436106108   26,927   523,369    SH             SOLE               523,369
EATON VANCE CORP              COM NON
                              VTG        278265103   26,729   639,002    SH             SOLE               639,002
AMETEK INC NEW                COM        031100100   23,625   544,862    SH             SOLE               544,862
MCKESSON CORP                 COM        58155Q103   23,317   215,978    SH             SOLE               215,978
TRIMBLE NAVIGATION LTD        COM        896239100   22,591   754,040    SH             SOLE               754,040
ALLIANCE DATA SYSTEMS CORP    COM        018581108   22,306   137,785    SH             SOLE               137,785
CF INDS HLDGS INC             COM        125269100   22,270   116,984    SH             SOLE               116,984
SYNOPSYS INC                  COM        871607107   22,181   618,189    SH             SOLE               618,189
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED
                              ADR        874039100   22,139   1,287,888  SH             SOLE               1,287,888
TORCHMARK CORP                COM        891027104   21,456   358,788    SH             SOLE               358,788
AETNA INC NEW                 COM        00817Y108   20,783   406,546    SH             SOLE               406,546
APPLE INC                     COM        037833100   20,565   46,462     SH             SOLE               46,462
US BANCORP DEL                COM NEW    902973304   19,595   577,515    SH             SOLE               577,515
POLARIS INDS INC              COM        731068102   19,451   210,307    SH             SOLE               210,307
AFLAC INC                     COM        001055102   18,911   363,530    SH             SOLE               363,530
WESTERN REFNG INC             COM        959319104   18,797   530,851    SH             SOLE               530,851
CVS CAREMARK CORPORATION      COM        126650100   18,437   335,280    SH             SOLE               335,280
COPART INC                    COM        217204106   18,332   534,765    SH             SOLE               534,765
UNITED THERAPEUTICS CORP      COM        91307C102   18,102   297,382    SH             SOLE               297,382
CISCO SYS INC                 COM        17275R102   16,810   803,900    SH             SOLE               803,900
LILLY ELI & CO                COM        532457108   15,891   279,827    SH             SOLE               279,827
DOVER CORP                    COM        260003108   15,499   212,658    SH             SOLE               212,658
EXXON MOBIL CORP              COM        30231G102   15,048   167,000    SH             SOLE               167,000
NORDSON CORP                  COM        655663102   14,923   226,275    SH             SOLE               226,275
NETEASE INC                   SPONSORED
                              ADR        64110W102   14,803   270,279    SH             SOLE               270,279
WESTERN DIGITAL CORP          COM        958102105   14,751   293,383    SH             SOLE               293,383
WEX INC                       COM        96208T104   14,732   187,664    SH             SOLE               187,664
MADDEN STEVEN LTD             COM        556269108   14,353   332,696    SH             SOLE               332,696
WELLS FARGO & CO NEW          COM        949746101   13,982   378,000    SH             SOLE               378,000
OIL STS INTL INC              COM        678026105   13,358   163,759    SH             SOLE               163,759
HELMERICH & PAYNE INC         COM        423452101   13,142   216,500    SH             SOLE               216,500
CAPITAL ONE FINL CORP         COM        14040H105   12,803   233,000    SH             SOLE               233,000
VALUECLICK INC                COM        92046N102   12,718   430,383    SH             SOLE               430,383
ORACLE CORP                   COM        68389X105   12,257   379,000    SH             SOLE               379,000
EQUIFAX INC                   COM        294429105   12,206   211,950    SH             SOLE               211,950
MASTERCARD INC                CL A       57636Q104   11,905   22,000     SH             SOLE               22,000
SEAGATE TECHNOLOGY PLC        SHS        G7945M107   11,575   316,600    SH             SOLE               316,600
MIDDLEBY CORP                 COM        596278101   11,487   75,497     SH             SOLE               75,497
FLIR SYS INC                  COM        302445101   11,337   435,852    SH             SOLE               435,852
AGCO CORP                     COM        001084102   10,735   205,970    SH             SOLE               205,970
PROSPECT CAPITAL CORPORATION  COM        74348T102   10,433   956,319    SH             SOLE               956,319
GOLDMAN SACHS GROUP INC       COM        38141G104   9,859    67,000     SH             SOLE               67,000
AON PLC                       SHS CL A   G0408V102   8,918    145,000    SH             SOLE               145,000
ILLINOIS TOOL WKS INC         COM        452308109   8,897    146,000    SH             SOLE               146,000
CVR ENERGY INC                COM        12662P108   8,584    166,300    SH             SOLE               166,300
TELEDYNE TECHNOLOGIES INC     COM        879360105   8,515    108,560    SH             SOLE               108,560
IXIA                          COM        45071R109   8,238    380,676    SH             SOLE               380,676
DELUXE CORP                   COM        248019101   7,849    189,585    SH             SOLE               189,585
ENERSYS                       COM        29275Y102   7,799    171,095    SH             SOLE               171,095
TETRA TECH INC NEW            COM        88162G103   7,710    252,867    SH             SOLE               252,867
AMTRUST FINANCIAL SERVICES I  COM        032359309   7,553    217,982    SH             SOLE               217,982
3M CO                         COM        88579Y101   7,548    71,000     SH             SOLE               71,000
NEWS CORP                     CL A       65248E104   7,508    246,000    SH             SOLE               246,000
ARRIS GROP INC                COM        04270V106   6,994    407,320    SH             SOLE               407,320
MENTOR GRAPHICS CORP          COM        587200106   6,964    385,827    SH             SOLE               385,827
APPLIED INDL TECHNOLOGIES IN  COM        03820C105   6,958    154,633    SH             SOLE               154,633
MICROSOFT CORP                COM        594918104   6,809    238,000    SH             SOLE               238,000
NU SKIN ENTERPRISES INC       CL A       67018T105   6,661    150,700    SH             SOLE               150,700
SCHWEITZER-MAUDUIT INTL INC   COM        808541106   6,327    163,370    SH             SOLE               163,370
PFIZER INC                    COM        717081103   6,089    211,000    SH             SOLE               211,000
SYNTEL INC                    COM        87162H103   5,422    80,308     SH             SOLE               80,308
CNH GLOBAL N V                SHS NEW    N20935206   5,289    128,000    SH             SOLE               128,000
COPA HOLDINGS SA              CL A       P31076105   3,069    25,659     SH             SOLE               25,659
TATA MTRS LTD                 SPONSORED
                              ADR        876568502   1,932    79,136     SH             SOLE               79,136
SINCLAIR BROADCAST GROUP INC  CL A       829226109   281      13,903     SH             SOLE               13,903
DXP ENTERPRISES INC NEW       COM NEW    233377407   250      3,350      SH             SOLE               3,350
MWI VETERINARY SUPPLY INC     COM        55402X105   219      1,653      SH             SOLE               1,653
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